Summary of Significant Accounting Policies - Summary of Rollforward of the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance	$ (974)	$ (1,406)	$ (1,406)	$ (1,157)
Provisions charged to operating results	$ (30)	$ (30)	155	(240)
Account write-off and recoveries			277	(9)
Ending balance			$ (974)	$ (1,406)